Taxes - Schedule of detailed information about changes in deferred income tax balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	$ 5,012	$ 22,075
Net deferred income tax asset	5,012	22,075	$ 7,495
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	46,124
Brazil [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset	0	18,619
Brazil [Member] | Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	15,343	28,493
Brazil [Member] | Provisions and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax liabilities	(4,666)	(4,124)
Brazil [Member] | Mine properties, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	1,422	1,235
Brazil [Member] | Transitional tax regime [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax liabilities	(12,099)	(6,985)
Canada [Member] | Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	4,991	3,433
U.S. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset	21	23
U.S. [Member] | Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	7	1,038
U.S. [Member] | Provisions and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	21	23
U.S. [Member] | Mine properties, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax liabilities	$ (7)	$ (1,038)